Stock Options, Grants and Warrants	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stock Options, Grants and Warrants

Note 15 – Stock Options, Grants and Warrants

As part of the Foundation Acquisition, the Company has adopted the 2008 Long-Term Incentive Plan (the “Incentive Plan”). The Incentive Plan consists of three separate stock incentive plans, a Non-Executive Officer Participant Plan, an Executive Officer Participant Plan and a Non-Employee Director Participant Plan. Except for administration and the category of employees eligible to receive incentive awards, the terms of the Non-Executive Officer Participant Plan and the Executive Officer Participant Plan are identical. The Non-Employee Director Plan has other variations in terms and only permits the grant of nonqualified stock options and restricted stock awards. Each incentive award will be pursuant to a written award agreement. The number of shares of common stock authorized and reserved under the Incentive Plan is 275,000.

The fair value of each option and warrant grant is estimated on the date of grant using the Black-Scholes option pricing model. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rate and expected dividends. Given the Company’s limited trading history and lack of employee option exercise history, the Company has included the assumptions and variables of similar companies in the determination of the actual variables used in the option pricing model. The Company bases the risk-free interest rate used in the option pricing model on U.S. Treasury zero-coupon issues. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore an expected dividend yield of zero is used in the option pricing model.

The assumptions used to value the option and warrant grants are as follows:

2013
Expected life (in years)	2.5 – 5.0
Volatility	73 – 76%
Risk free interest rate	0.46 – 1.32%
Dividend yield	0%

Information with respect to stock options and warrants outstanding follows:

	Shares	Average Exercise Price
Outstanding at December 31, 2012	—	$—
Reverse acquisition – warrants	857,241	15.40
Reverse acquisition – options	56,250	13.30
Granted – warrants	866,365	13.26
Granted – options	60,000	4.30
Forfeited – options	(3,750)	40.00

Outstanding at December 31, 2013	1,836,106	$12.91

	Options and Warrants Outstanding			Options and Warrants Exercisable
	Shares Outstanding at 12/31/13	Average Remaining Life (Years)	Average Exercise Price	Shares Outstanding at 12/31/13	Average Exercise Price
$4.00 to $10.00	294,250	4.9	$8.15	254,250	$8.76
$10.01 to $20.00	1,521,856	4.4	13.67	1,520,856	13.67
$20.01 to $40.00	20,000	2.3	24.86	20,000	24.86

Total	1,836,106			1,795,106

The fair value of the 60,000 options issued in 2013 was estimated to be $120,000. The value of the options is recorded as compensation expense over the requisite service period which equals the vesting period of the options. Compensation expense related to stock options was approximately $145,000 during 2013. There was no compensation expense related to stock options during 2012.

Included in the warrants obtained as part of the reverse acquisition were warrants that were issued under a warrant agreement that contains an anti-dilution provision that requires the exercise price and number of shares exercisable under the warrants to be adjusted in certain instances including when the Company issues an equity security at a price less than $15.00. During 2013, the Company granted 91,365 additional warrants under this provision and adjusted the exercise price from $14.00 to $12.44. The total amount of money the Company would receive under the exercise of the warrants did not change.

In conjunction with the Tyche Agreement, the Company issued Tyche and certain Tyche related entities warrants for the purchase of Company’s common stock (the “Tyche Warrants”). The Tyche Warrants included:

1.	Five year warrants for the purchase of a total of 193,750 shares of the Company’s common stock at a strike price of $10.00 per share;

2.	Seven and one-half year warrants for the purchase of a total of 351,620 shares of the Company’s common stock at a strike price of $13.50 per share; and

3.	Ten year warrants for the purchase of a total of 229,630 shares of the Company’s common stock at a strike price of $16.00 per share.

The fair value of the Tyche Warrants was estimated to be $936,000. See Note 11 – Preferred Noncontrolling Interests for additional information on the Tyche Agreement.

The options and warrants outstanding and options and warrants exercisable as of December 31, 2013 had no intrinsic value. The intrinsic value is calculated as the difference between the market value and exercise price of the shares.

Information with respect to the Company’s restricted stock awards follows:

Unvested Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	—	$—
Reverse acquisition	4,375	11.11
Granted	23,000	4.90
Vested	(1,375)	28.80
Forfeited	—	—

Unvested at December 31, 2013	26,000	$4.68

During 2013, the Company issued 23,000 restricted stock grant awards to certain key employees. The fair value of the restricted stock grant awards was approximately $113,000 and was calculated by multiplying the number of restricted shares issued times the closing share price on the date of issuance. The value of the stock grants is recorded as compensation over the requisite service period which equals vesting period of the stock award. During 2013, the Company recorded compensation expense related to stock grant awards of approximately $130,000. As of December 31, 2013, the Company has unrecognized compensation expense associated with the stock grants, options and warrants of approximately $165,000.